CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Total equity before NCI	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained Earnings	Non-controlling interest
Beginning balance, shares at Dec. 31, 2016	508,763,020,000,000		1,008,000,000
Beginning balance at Dec. 31, 2016	$ 10,063	$ 9,521		$ 3,306	$ 1,956	$ 53	$ 3,198	$ 542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,102)	(2,973)					(2,973)	(129)
Other comprehensive (loss)/income	5	5				5
Share-based compensation charge	7	7		7
Distributions to non-controlling interests	$ (14)							(14)
Ending balance, shares at Dec. 31, 2017	508,763,020,000,000		1,008,000,000
Ending balance at Dec. 31, 2017	$ 6,959	6,560		3,313	1,956	58	225	399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,887)	(3,881)					(3,881)	(6)
Other comprehensive (loss)/income	0
Share-based compensation charge	9	9		9
Reclassification of non-controlling interest	0	(43)					(43)	43
Revaluation of redeemable non-controlling interest	$ (23)	127					127	(150)
Ending balance, shares at Jul. 01, 2018	508,763,020		0
Ending balance at Jul. 01, 2018	$ 154	0		0	0	0	0	154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Successor common stock, shares			10,000,000
Issuance of Successor common stock	$ 3,501	3,501		3,491	0	0	0	0
Ending balance, shares at Jul. 02, 2018	100,000,000		10,000,000
Ending balance at Jul. 02, 2018	$ 3,655	3,501		3,491	0	0	0	154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance before fresh-start adjustments, shares			1,008,000,000
Balance before fresh-start adjustments	$ 2,981	2,720		3,322	1,956	27	(3,593)	261
Beginning balance, shares at Jul. 01, 2018	508,763,020		0
Beginning balance at Jul. 01, 2018	$ 154	0		0	0	0	0	154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(604)	(602)					(602)	(2)
Other comprehensive (loss)/income	(7)	(7)				(7)
Revaluation of redeemable non-controlling interest	$ (9)	(9)					(9)
Ending balance, shares at Dec. 31, 2018	100,000,000		10,000,000
Ending balance at Dec. 31, 2018	$ 3,035	2,883		3,491	0	(7)	(611)	152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,220)	(1,219)					(1,219)	(1)
Other comprehensive (loss)/income	(6)	(6)				(6)
Share-based compensation charge	5	5		5
Revaluation of redeemable non-controlling interest	$ (21)	(21)					(21)
Ending balance, shares at Dec. 31, 2019	100,234,973		10,000,000
Ending balance at Dec. 31, 2019	$ 1,793	$ 1,642		$ 3,496	$ 0	$ (13)	$ (1,851)	$ 151